Other Reserves (Details 1) - AUD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Other reserves [abstract]
Balance		$ 2,650,039	$ 2,434,135	$ 2,132,301
Balance, shares		71,349,180	63,690,523	9,937,629
Right issue (2016-07-07)	[1]
Right issue (2016-07-07), shares	[1]			18,045,512
Right issue (2016-07-07)
Right issue (2016-07-07), shares				3,275,466
Right issue to oversubscribes and private placement (2016-09-29)
Right issue to oversubscribes and private placement (2016-09-29), shares				3,968,916
Unlisted options issued at A$0.143 in lieu of services (2016-12-09)				$ 28,620
Unlisted options issued at A$0.143 in lieu of services (2016-12-09), shares				200,000
Options issued at A$0.00033 to cover equivalent of 610,000 warrants on issue with NASDAQ (2017-06-09)				$ 8,101
Options issued at A$0.00033 to cover equivalent of 610,000 warrants on issue with NASDAQ (2017-06-09), shares				24,400,000
Options issued at A$0.00033 to cover equivalent of 35,075 warrants on issue with NASDAQ (2017-06-09)				$ 463
Options issued at A$0.00033 to cover equivalent of 35,075 warrants on issue with NASDAQ (2017-06-09), shares				1,403,000
Options issued at A$0.00033 to cover equivalent of 91,500 warrants on issue with NASDAQ (2017-06-13)				$ 1,215
Options issued at A$0.00033 to cover equivalent of 91,500 warrants on issue with NASDAQ (2017-06-13), shares				3,660,000
Unlisted options issued at A$0.094 in lieu of services (2017-06-22)				$ 98,385
Unlisted options issued at A$0.094 in lieu of services (2017-06-22), shares				1,050,000
Lapse of unexercised options				$ (168,900)
Lapse of unexercised options, shares				(2,250,000)
Expense of vested options				$ 333,950
Expense of vested options, shares
Lapse of unlisted options (2017-07-01)			$ (463)
Lapse of unlisted options (2017-07-01), shares			(403,000)
Lapse of unlisted options (2017-11-01)
Lapse of unlisted options (2017-11-01), shares			(62,500)
Issue of unlisted options at A$0.468 pursuant to placement (2018-03-15)
Issue of unlisted options at A$0.468 pursuant to placement (2018-03-15), shares			7,897,647
Issue of unlisted options at A$0.585 to broker for placement (2018-03-15)			$ 156,392
Issue of unlisted options at A$0.585 to broker for placement (2018-03-15), shares			526,510
Exercise of IMRNW warrants at A$0.32 (2018-03-15)
Exercise of IMRNW warrants at A$0.32 (2018-03-15), shares			(300,000)
Amortisation of share-based payments for options issued in prior periods			$ 59,975
Amortisation of share-based payments for options issued in prior periods, shares
Issue of ESOP unlisted options at A$0.50 (2018-07-13)		$ 204,100
Issue of ESOP unlisted options at A$0.50 (2018-07-13), shares		1,300,000
Issue of ESOP unlisted options at A$0.50 (2018-11-26)		$ 164,400
Issue of ESOP unlisted options at A$0.50 (2018-11-26), shares		2,000,000
Lapse of ESOP unlisted options at A$0.50 (2018-10-01)		$ (98,385)
Lapse of ESOP unlisted options at A$0.50 (2018-10-01), shares		(1,050,000)
Issue of ESOP unlisted options at A$0.50 (2019-02-11)		$ 975,000
Issue of ESOP unlisted options at A$0.50 (2019-02-11), shares		5,000,000
Lapse of unlisted options at A$0.57 (2019-02-24)		$ (185,601)
Lapse of unlisted options at A$0.57 (2019-02-24), shares		(1,000,000)
Lapse of unlisted options at A$1.892 (2019-02-28)		$ (1,173)
Lapse of unlisted options at A$1.892 (2019-02-28), shares		(15,380)
Lapse of unlisted options at A$0.30 (2019-05-28)		$ (13,390)
Lapse of unlisted options at A$0.30 (2019-05-28), shares		(140,056)
Reclassify exercised options from reserves to share capital		$ (100)
Reclassify exercised options from reserves to share capital, shares
Reclassify lapsed options from reserves to accumulated losses		$ (13,086)
Reclassify lapsed options from reserves to accumulated losses, shares
Closing balance		$ 3,681,804	$ 2,650,039	$ 2,434,135
Closing balance, shares		77,443,744	71,349,180	63,690,523

[1]	As of 30 June 2016, the Company was committed to issue 18,045,512 options in relation to the A$4,511,378 received in capital raising. These options were subsequently issued to respective holders on 7 July 2016. 2,418,129 of these options were issued to Grandlodge on the same terms and conditions as all other subscribers.